Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Segments
Segments: The Company’s operating segments, which are consistent with its reportable segments, reflect the structure of the Company’s internal organization, the method by which the Company’s resources are allocated and the manner by which the chief operating decision maker assesses the Company’s performance.
During the first quarter of 2023, the Company reorganized its executive management team to align with its new business structure. The Company’s new structure includes three reportable segments: (i) Americas; (ii) Europe, Middle East and Africa (“EMEA”); and (iii) Asia/Pacific. Prior to the Company’s reorganization, the Company’s historical reportable segments were: (i) Americas; (ii) EMEA; (iii) Asia/Pacific; and (iv) Global Specialty Businesses. Prior period segment financial information has been recast to align with segment change, including reportable segments and customer industry disaggregation. See Notes 2, 4, 5, and 16 of Notes to Consolidated Financial Statements.

Principles of consolidation	Principles of consolidation: All majority-owned subsidiaries are included in the Company’s consolidated financial statements, with appropriate elimination of intercompany balances and transactions. Investments in associated companies (less than majority-owned and in which the Company has significant influence) are accounted for under the equity method. The Company’s share of net income or losses in these investments in associated companies is included in the Consolidated Statements of Operations. The Company periodically reviews these investments for impairments and, if necessary, would adjust these investments to their fair value when a decline in market value or other impairment indicators are deemed to be other than temporary.
Equity method investments	Investments in associated companies (less than majority-owned and in which the Company has significant influence) are accounted for under the equity method. The Company’s share of net income or losses in these investments in associated companies is included in the Consolidated Statements of Operations. The Company periodically reviews these investments for impairments and, if necessary, would adjust these investments to their fair value when a decline in market value or other impairment indicators are deemed to be other than temporary.
Consolidation, variable interest entity	The Company is not the primary beneficiary of any variable interest entities (“VIEs”) and therefore the Company’s consolidated financial statements do not include the accounts of any VIEs.
Translation of foreign currency	Translation of foreign currency: Assets and liabilities of non-U.S. subsidiaries and associated companies are translated into U.S. dollars at the respective rates of exchange prevailing at the end of the year. Income and expense accounts are translated at average exchange rates prevailing during the year. Translation adjustments resulting from this process are recorded directly in equity as accumulated other comprehensive (loss) income (“AOCI”) and will be included as income or expense only upon sale or liquidation of the underlying entity or asset. Generally, all of the Company’s non-U.S. subsidiaries use their local currency as their functional currency.
Cash and cash equivalents	Cash and cash equivalents: The Company invests temporary and excess funds in money market securities and financial instruments having maturities within 90 days. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company has not experienced losses from the aforementioned investments.
Accounts receivable and allowance for credit losses	Accounts receivable and allowance for credit losses: Trade accounts receivable subject the Company to credit risk. Trade accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Company recognizes an allowance for credit losses, which represents the portion of the receivable that the Company does not expect to collect over its contractual life, considering past events and reasonable and supportable forecasts of future economic conditions. The Company’s allowance for credit losses on its trade accounts receivable is based on specific collectability facts and circumstances for each outstanding receivable and customer, the aging of outstanding receivables, and the associated collection risk the Company estimates for certain past due aging categories, and also, the general risk to all outstanding accounts receivable based on historical amounts determined to be uncollectible. The Company does not have any off-balance-sheet credit exposure related to its customers.
Inventories	Inventories: Inventories are valued at the lower of cost or net realizable value, and are valued using the first-in, first-out method.
Right of use lease assets and lease liabilities	Right of use lease assets and lease liabilities: The Company determines if an arrangement is a lease at its inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if the Company obtains the rights to direct the use of, and obtains substantially all of the economic benefits from the use of, the underlying asset. Lease expense for variable leases and short-term leases is recognized when the obligation is incurred.
The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by an option to extend the lease that the Company is reasonably certain it will exercise. Operating leases are included in right of use lease assets, other accrued liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right of use lease assets and liabilities are recognized at each lease’s commencement date based on the present value of its lease payments over its respective lease term. Operating lease expense is recognized on a straight-line basis over the lease term.
The Company uses the stated borrowing rate for a lease when readily determinable. When a stated borrowing rate is not available in a lease agreement, the Company uses its incremental borrowing rate based on information available at the lease’s commencement date to determine the present value of its lease payments. In determining the incremental borrowing rate used to present value each of its leases, the Company considers certain information including fully secured borrowing rates readily available to the Company and its subsidiaries. The Company includes finance leases in Property, plant and equipment (“PP&E”), current portion of long-term debt and long-term debt on the Consolidated Balance Sheet.

Long-lived assets	Long-lived assets: PP&E is stated at gross cost, less accumulated depreciation. Depreciation is computed using the straight-line method on an individual asset basis over the following estimated useful lives: buildings and improvements, 10 to 33 years, or the remaining term of the lease; and machinery and equipment, 4 to 10 years, or the remaining term of the lease. The carrying values of long-lived assets are evaluated whenever changes in circumstances or current events indicate the carrying amount of such assets may not be recoverable. An estimate of undiscounted cash flows produced by the asset, or the appropriate group of assets, is compared with the carrying value to determine whether an impairment exists. If necessary, the Company recognizes an impairment loss for the difference between the carrying amount of the assets and their estimated fair value. Fair value is based on current and anticipated future cash flows. Upon sale or other dispositions of long-lived assets, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposals, is recorded in the Consolidated Statements of Operations. Expenditures for renewals or improvements that increase the estimated useful life or capacity of the assets are capitalized, whereas expenditures for repairs and maintenance are expensed when incurred
Capitalized software	Capitalized software: The Company capitalizes certain costs in connection with developing or obtaining software for internal use, depending on the associated project. These costs are amortized over a period of 3 to 5 years once the assets are ready for their intended use.
Goodwill and other intangible assets	Goodwill and other intangible assets: The Company records goodwill, definite-lived intangible assets and indefinite-lived intangible assets at fair value at the date of acquisition. Goodwill and indefinite-lived intangible assets are not amortized but tested for impairment at least annually. These tests will be performed more frequently if triggering events indicate potential impairment. Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives, generally for periods ranging from 3 to 24 years. The Company continually evaluates the reasonableness of the useful lives of these assets, consistent with the discussion of long-lived assets, above.
Revenue recognition
Revenue recognition: The Company recognizes revenue in an amount that reflects the consideration to which the Company expects to be entitled in exchange for goods or services transferred to its customers. To do this, the Company applies a five-step model, which requires the Company to: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when, or as, the Company satisfies a performance obligation.
The Company identifies a contract with a customer when a sales agreement indicates approval and commitment of the parties; identifies the rights of the parties; identifies the payment terms; has commercial substance; and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.
The Company identifies a performance obligation in a contract for each promised good or service that is separately identifiable from other obligations in the contract and for which the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer. The Company determines the transaction price as the amount of consideration it expects to be entitled to in exchange for fulfilling the performance obligations, including the effects of any variable consideration, significant financing elements, amounts payable to the customer or noncash consideration. For any contracts that have more than one performance obligation, the Company allocates the transaction price to each performance obligation in an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for satisfying each performance obligation.
In accordance with the last step of the five-step model, the Company recognizes revenue when, or as, it satisfies the performance obligation in a contract by transferring control of a promised good or providing the service to the customer. The Company typically satisfies its performance obligations and recognizes revenue at a point in time for product sales, generally when products are shipped or delivered to the customer, depending on the terms underlying each arrangement. In circumstances where the Company’s products are on consignment, revenue is generally recognized upon usage or consumption by the customer. For any FluidcareTM or other services provided by the Company to the customer, the Company typically satisfies its performance obligations and recognizes revenue over time, as the promised services are performed. The Company uses input methods to recognize revenue over time related to these services, including labor costs and time incurred. The Company believes that these input methods represent the most indicative measure of the FluidcareTM or other service work performed by the Company.
The Company does not have standard payment terms for all customers, however the Company’s general payment terms require customers to pay for products or services provided after the performance obligation is satisfied. The Company does not have significant financing arrangements with its customers. Therefore, the Company does not adjust the promised amount of consideration for the effects of a significant financing component as the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.
In addition, the Company expenses costs to obtain a contract as incurred when the expected period of benefit, and therefore the amortization period, is one year or less. In addition, the Company excludes from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the entity from a customer, including sales, use, value added, excise and various other taxes. Lastly, the Company has elected to account for shipping and handling activities that occur after the customer has obtained control of a good as a fulfillment cost, rather than an additional promised service. The Company does not have significant amounts of variable consideration in its contracts with customers and where applicable, the Company’s estimates of variable consideration are not constrained.
The Company records certain third-party license fees in other income (expense), net, in its Consolidated Statement of Operations, which generally include sales-based royalties in exchange for the license of intellectual property. These license fees are recognized in accordance with their agreed-upon terms and when performance obligations are satisfied, which is generally when the third party has a subsequent sale.
The Company recognizes a contract asset or receivable on its Consolidated Balance Sheet when the Company performs a service or transfers a good in advance of receiving consideration. A receivable is the Company’s right to consideration that is unconditional and only the passage of time is required before payment of that consideration is due. A contract asset is the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer.
A contract liability is recognized when the Company receives consideration, or if it has the unconditional right to receive consideration, in advance of performance. A contract liability is the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration, or a specified amount of consideration is due, from the customer.

Research and development costs	Research and development costs: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses (“SG&A”).
Environmental liabilities and expenditures	Environmental liabilities and expenditures: Accruals for environmental matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. If there is a range of estimated liability and no amount in that range is considered more probable than another, then the Company records the lowest amount in the range. Environmental costs and remediation costs are capitalized if the costs extend the life, increase the capacity or improve safety or efficiency of the property from the date acquired or constructed, and/or mitigate or prevent contamination in the future.
Asset retirement obligations	Asset retirement obligations: The Company assesses whether it has legal or conditional obligations associated with the retirement of tangible long-lived assets that result from the acquisition, construction, or development and/or the normal operation of a long-lived asset, including any legal obligations that require disposal of a replaced part that is a component of a tangible long-lived asset. As of December 31, 2022 and 2021, the Company had no significant exposure or liabilities recorded on its Consolidated Balance Sheets.
Pension and other postretirement benefits
Pension and other postretirement benefits: The Company maintains various noncontributory retirement plans, covering a portion of its employees in the U.S. and certain other countries, including the Netherlands, the United Kingdom (“U.K.”), Mexico, Sweden, Germany and France. The plans of the remaining non-U.S. subsidiaries are, for the most part, either fully insured or integrated with the local governments’ plans. The Company recognizes on a prospective basis the funded status of the defined benefit pension and other postretirement plans on its Consolidated Balance Sheets and, also, recognize as a component of AOCI, net of tax, the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit cost. In addition, the Company recognizes a settlement charge in its Consolidated Statements of Operations when certain events occur, including plan termination or the settlement of certain plan liabilities. A settlement charge represents the immediate recognition into expense of a portion of the unrecognized loss within AOCI on the balance sheet in proportion to the share of the projected benefit obligation that was settled. The measurement date for the Company’s postretirement benefits plan is December 31.
The Company’s global pension investment policies are designed to ensure that pension assets are invested in a manner consistent with meeting the future benefit obligations of the pension plans and maintaining compliance with various laws and regulations including the Employee Retirement Income Security Act of 1974. The Company establishes strategic asset allocation percentage targets and benchmarks for significant asset classes with the aim of achieving a prudent balance between return and risk. The Company’s investment horizon is generally long term, and, accordingly, the target asset allocations encompass a long-term perspective of capital markets, expected risk and return and perceived future economic conditions while also considering the profile of plan liabilities. To the extent feasible, the short-term investment portfolio is managed to match the short-term obligations, the intermediate portfolio duration is matched to reduce the risk of volatility in intermediate plan distributions, and the total return portfolio is managed to maximize the long-term real growth of plan assets. The critical investment principles of diversification, assessment of risk and targeting the optimal expected returns for given levels of risk are applied. The Company’s investment guidelines prohibit the use of securities such as letter stock and other unregistered securities, commodities or commodity contracts, short sales, margin transactions, private placements (unless specifically addressed by addendum), or any derivatives, options or futures for the purpose of portfolio leveraging.
The target asset allocation is reviewed periodically and is determined based on a long-term projection of capital market outcomes, inflation rates, fixed income yields, returns, volatilities and correlation relationships. The interaction between plan assets and benefit obligations is periodically studied to assist in establishing such strategic asset allocation targets. Asset performance is monitored with an overall expectation that plan assets will meet or exceed benchmark performance over rolling five year periods. The Company’s pension committee, as authorized by the Company’s Board of Directors (the “Board”), has discretion to manage the assets within established asset allocation ranges approved by senior management of the Company. See Note 21 of Notes to Consolidated Financial Statements.

Comprehensive income (loss)	Comprehensive income (loss): The Company presents Other comprehensive (loss) income in its Statements of Comprehensive (Loss) Income. The Company discloses significant amounts reclassified from each component of AOCI, the related tax amounts and the income statement line items affected by such reclassifications.
Income taxes and uncertain tax positions	Income taxes and uncertain tax positions: The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year and the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company accounts for uncertainty in income taxes by applying the recognition threshold and measurement attributes for financial statement recognition and measurement of tax positions taken or expected to be taken on a tax return. The Company determines whether the benefits of tax positions are probable or more likely than not sustained upon audit based upon the technical merits of the tax position. For tax positions that are determined to be more likely than not sustained upon audit, the Company recognizes the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement in the financial statements. For tax positions that are not determined to be more likely than not sustained upon audit, the Company does not recognize any portion of the benefit in the financial statements. Additionally, the Company monitors and adjusts for derecognition, classification, and penalties and interest in interim periods, with appropriate disclosure and transition thereto. Also, the amount of interest expense and income related to uncertain tax positions is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized, including timing differences, and the amount previously taken or expected to be taken in a tax return. The Company recognizes interest and/or penalties related to income tax matters in income tax expense. Finally, when applicable, the Company nets its liability for unrecognized tax benefits against deferred tax assets related to net operating losses or other tax credit carryforwards that would apply if the uncertain tax position were settled for the presumed amount at the balance sheet date.Pursuant to the Tax Cuts and Jobs Act (“U.S. Tax Reform”), specifically the one-time tax on deemed repatriation (the “Transition Tax”), the Company has provided for U.S. income tax on its undistributed earnings of non-U.S. subsidiaries, however, the Company is subject to and will incur other taxes, such as withholding taxes and dividend distribution taxes, if these undistributed earnings were ultimately remitted to the U.S. The Company currently intends to reinvest its future undistributed earnings of non-U.S. subsidiaries to support working capital needs and certain other growth initiatives of those subsidiaries. However, in certain cases the Company has and may in the future change its indefinite reinvestment assertion for any or all of these undistributed earnings. In this case, the Company would estimate and record a tax liability and corresponding tax expense for the amount of non-U.S. income taxes it would incur to ultimately remit these earnings to the U.S.
Derivatives	Derivatives: The Company is exposed to the impact of changes in interest rates, foreign currency fluctuations, changes in commodity prices and credit risk. Historically, the Company has utilized interest rate swap agreements to enhance its ability to manage risk, including exposure to variability in interest payments associated with its variable rate debt. Derivative instruments are entered into for periods consistent with the related underlying exposures and do not constitute positions independent of those exposures. In October 2022, the Company’s interest rate swap contracts expired. As of December 31, 2022, the Company has not entered into any similar interest rate swap contracts. The Company previously recorded these instruments on a net basis within the Consolidated Balance Sheets. The effective portion of the change in fair value of the agreement was recorded in AOCI and was recognized in the Consolidated Statements of Operations when cash was paid from the counterparties.
Fair value measurements
Fair value measurements: The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. See Notes 21 and 24 of Notes to Consolidated Financial Statements. The following is a brief description of those three levels:
•Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
•Level 3: Unobservable inputs that reflect the reporting entity's own assumptions.

Share-based compensation
Share-based compensation: The Company recognizes the fair value of share-based compensation as a component of expense. The Company has a long-term incentive program (“LTIP”) for key employees which provides for the granting of options to purchase stock at prices not less than its market value on the date of the grant. Most options become exercisable within three years after the date of the grant for a period of time determined by the Company, but not to exceed seven years from the date of grant. Restricted stock awards and restricted stock units issued under the LTIP program are subject to time vesting generally over a one to three year period. In addition, as part of the Company’s Annual Incentive Plan, nonvested shares may be issued to key employees, which generally would vest over a two to five year period.
In addition, while the Company is permitted to make an accounting policy election to account for forfeitures as they occur for service condition aspects of certain share-based awards, the Company has decided not to elect this accounting policy and instead has elected to continue utilizing a forfeiture rate assumption. Based on historical experience, the Company generally has assumed a forfeiture rate of 13% on certain of its nonvested stock awards. The Company will record additional expense if the actual forfeiture rate is lower than estimated and will record a recovery of prior expense if the actual forfeiture is higher than estimated.
The Company also issues performance-dependent stock awards as a component of its LTIP. The fair value of the performance-dependent stock awards is based on their grant-date market value adjusted for the likelihood of attaining certain predetermined performance goals and is calculated by utilizing a Monte Carlo simulation model. Compensation expense is recognized on a straight-line basis over the vesting period, generally three years.

Earnings per share	Earnings per share: The Company calculates earnings per share for nonvested stock awards with rights to non-forfeitable dividends, which requires nonvested stock awards with rights to non-forfeitable dividends to be included as part of the basic weighted average share calculation under the two-class method.
Hyper-inflationary accounting	Hyper-inflationary accounting: Economies that have a cumulative three year rate of inflation exceeding 100% are considered hyper-inflationary. A legal entity that operates within an economy deemed to be hyper-inflationary is required to remeasure its monetary assets and liabilities to the applicable published exchange rates and record the associated gains or losses resulting from the remeasurement directly to the Consolidated Statements of Operations.
Business combinations	Business combinations: The Company accounts for business combinations under the acquisition method of accounting. This method requires the recording of acquired assets, including separately identifiable intangible assets, and assumed liabilities at their respective acquisition date estimated fair values. Any excess of the purchase price over the estimated fair value of the identifiable net assets acquired is recorded as goodwill. The determination of the estimated fair value of assets acquired and liabilities assumed requires significant estimates and assumptions. Based on the assessment of additional information during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the estimated fair value of assets acquired and liabilities assumed.
Restructuring activities	Restructuring activities: Restructuring programs consist of employee severance, rationalization of manufacturing or other facilities and other related items. To account for such programs, the Company recognizes a liability for a cost associated with an exit or disposal activity, when the liability is incurred, is estimable, and payment is probable.
Reclassifications	Reclassifications: Certain information has been reclassified to conform to the current year presentation.
Accounting estimates	Accounting estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements and the reported amounts of net sales and expenses during the reporting period. Actual results could differ from such estimates.
Recently Issued Accounting Standards Adopted
Recently Issued Accounting Standards Adopted
The FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020. The FASB subsequently issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope in January 2021, which clarified the guidance, and ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. Neither ASU materially changed the guidance or its applicability to the Company. The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contract modifications, hedging relationships, and other transactions to ease the potential accounting and financial reporting burden associated with transitioning away from reference rates that are expected to be discontinued, including the London Interbank Offered Rate (“LIBOR”). ASU 2020-04 is effective for the Company as of March 12, 2020 and generally can be applied through December 31, 2024. On June 17, 2022, the Company entered into an amendment to its primary credit facility, which, among other things, provided for the use of a USD currency LIBOR successor rate (the Term Secured Overnight Financing Rate (“Term SOFR”)). See Note 20 of Notes to Consolidated Financial Statements.